Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Office Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Electronic Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Vehicle
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	4 years
Laboratory Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	10 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment	lesser of useful life or lease term